UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund
The fund's portfolio
12/31/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.5%)
JC Decaux SA (France)	104,264	$4,079,492

Aerospace and Defense (0.4%)
MTU Aero Engines Holding AG (Germany)	64,718	3,752,738

Airlines (0.6%)
Air Arabia (United Arab Emirates) (NON)	9,512,322	5,103,288

Automotive (2.7%)
Piaggio & C. SpA (Italy)	1,385,204	4,659,975
Piaggio & C. SpA 144A (Italy)	63,722	214,368
Porsche AG (Preference) (Germany)	4,762	9,582,905
Suzuki Motor Corp. (Japan)	298,300	8,997,767
		23,455,015

Banking (8.7%)
Banco Santander Central Hispano SA (Spain)	744,785	16,067,934
Bank of Cyprus PCL (Cyprus)	411,760	7,545,956
Barclays PLC (United Kingdom)	380,998	3,848,283
China Merchants Bank Co., Ltd. (China)	1,331,000	5,368,230
DBS Group Holdings, Ltd. (Singapore)	247,000	3,500,278
Julius Baer Holding, Ltd. Class B (Switzerland)	204,285	16,591,107
Oversea-Chinese Banking Corp. (Singapore)	895,000	5,164,455
Suncorp-Metway, Ltd. (Australia)	333,010	4,923,024
Swedbank AB (Sweden)	119,100	3,339,223
Toronto-Dominion Bank (Canada)	135,100	9,458,497
		75,806,987

Basic Materials (0.4%)
Anglo American PLC (United Kingdom)	64,356	3,889,055

Beverage (1.6%)
Britvic PLC (United Kingdom)	665,094	4,545,247
Coca-Cola Hellenic Bottling Co., SA (Greece)	151,880	6,543,108
Pernod-Ricard SA (France)	11,848	2,724,948
		13,813,303

Biotechnology (0.4%)
Basilea Pharmaceutical AG (Switzerland) (NON)	5,356	1,035,976
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	10,757	2,080,657
		3,116,633

Broadcasting (0.8%)
British Sky Broadcasting PLC (United Kingdom)	576,488	7,046,560

Cable Television (1.0%)
Rogers Communications Class B (Canada)	201,000	9,109,489

Chemicals (1.9%)
Bayer AG (Germany)	93,229	8,488,190
K&S AG (Germany)	33,500	7,889,966
		16,378,156

Commercial and Consumer Services (1.9%)
Aggreko PLC (United Kingdom)	316,822	3,310,016
Bureau Veritas SA 144A (France) (NON)	73,260	4,324,890
De La Rue PLC (United Kingdom)	277,525	5,353,161
Melco International Development, Ltd. (Hong Kong)	2,735,000	4,077,896
		17,065,963

Communications Equipment (2.4%)
Nokia OYJ (Finland)	552,190	21,231,954

Computers (1.0%)
Research in Motion, Ltd. (Canada) (NON)	80,325	9,107,869

Construction (1.6%)
Holcim, Ltd. (Switzerland)	84,703	8,992,491
Kajima Corp. (Japan)	891,000	2,926,278
Sika AG (Switzerland)	1,140	2,141,125
		14,059,894

Consumer Goods (2.9%)
Reckitt Benckiser PLC (United Kingdom)	367,042	21,142,896
Uni-Charm Corp. (Japan)	68,400	4,319,280
		25,462,176

Consumer Services (0.9%)
Alibaba.com, Ltd. (China) (NON)	2,008,500	7,122,066
Alibaba.com, Ltd. 144A (China) (NON)	140,000	496,435
		7,618,501

Distribution (1.5%)
Jeronimo Martins, SGPS, SA (Portugal)	1,133,158	8,876,472
Olam International, Ltd. (Singapore)	1,676,000	3,294,635
Olam International, Ltd. 144A (Singapore)	631,000	1,240,403
		13,411,510

Electric Utilities (4.1%)
Enel SpA (Italy)	620,604	7,314,757
RWE AG (Germany)	106,200	14,860,863
Scottish and Southern Energy PLC (United Kingdom)	265,057	8,585,116
Suez SA (France)	72,790	4,927,163
		35,687,899

Electrical Equipment (2.8%)
Legrand SA (France)	122,314	4,148,724
Nexans SA (France)	26,447	3,270,831
Siemens AG (Germany)	51,406	8,058,875
Tognum AG (Germany) (NON)	143,476	4,285,607
Zumtobel AG (Austria)	123,735	4,435,207
		24,199,244

Electronics (5.2%)
LG Electronics, Inc. (South Korea)	49,990	5,266,285
Rotork PLC (United Kingdom)	249,407	4,759,693
Samsung Electronics Co., Ltd. (South Korea)	32,787	19,276,068
Shinko Electric Industries (Japan)	396,200	8,013,937
Toshiba Corp. (Japan)	1,056,000	7,897,534
		45,213,517

Energy (2.8%)
Saipem SpA (Italy)	381,632	15,162,966
Technicas Reunidas SA (Spain)	53,078	3,360,187
Technicas Reunidas SA 144A (Spain)	101,396	6,419,035
		24,942,188

Energy (Other) (1.2%)
Renewable Energy Corp. AS (Norway) (NON)	213,770	10,687,916

Engineering & Construction (0.5%)
Vinci SA (France)	55,127	4,043,811

Financial (3.3%)
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	115,000	3,234,158
London Stock Exchange Group PLC 144A (United Kingdom)	94,540	3,696,905
ORIX Corp. (Japan)	37,780	6,336,223
Shinhan Financial Group Co., Ltd. (South Korea)	133,850	7,681,978
Singapore Exchange, Ltd. (Singapore)	653,000	5,968,867
Sony Financial Holdings, Inc. 144A (Japan) (NON)	589	2,245,148
		29,163,279

Food (2.9%)
Barry Callebaut AG (Switzerland) (NON)	5,809	4,397,728
Nestle SA (Switzerland)	44,974	20,590,422
		24,988,150

Forest Products and Packaging (0.3%)
Smurfit Kappa PLC (Ireland) (NON)	141,299	2,314,317
Smurfit Kappa PLC 144A (Ireland) (NON)	43,799	717,378
		3,031,695

Gaming & Lottery (1.4%)
Aristocrat Leisure, Ltd. (Australia)	372,355	3,657,722
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	122,495	4,883,746
IG Group Holdings PLC (United Kingdom)	494,893	3,958,417
		12,499,885

Insurance (7.1%)
Allianz SE (Germany)	37,034	7,910,120
ING Canada, Inc. (Canada)	178,000	7,104,221
ING Groep NV (Netherlands)	246,417	9,604,799
Prudential PLC (United Kingdom)	743,821	10,425,485
QBE Insurance Group, Ltd. (Australia)	166,937	4,857,462
Zurich Financial Services AG (Switzerland)	74,757	21,981,455
		61,883,542

Machinery (3.7%)
Alstom (France)	62,066	13,170,855
Disco Corp. (Japan)	60,600	3,375,791
Fanuc, Ltd. (Japan)	33,300	3,258,114
Komatsu, Ltd. (Japan)	112,400	3,047,941

OKUMA Corp. (Japan)	219,000	2,353,302
Sumitomo Heavy Industries, Ltd. (Japan)	737,000	6,791,210
		31,997,213

Manufacturing (1.3%)
Cookson Group PLC (United Kingdom)	298,970	4,160,766
Glory, Ltd. (Japan)	312,800	7,284,086
		11,444,852

Media (0.4%)
Astral Media, Inc. (Canada)	83,000	3,899,587

Metals (4.0%)
Barrick Gold Corp. (Canada)	45,758	1,925,828
BHP Billiton, Ltd. (Australia)	219,336	7,680,763
Rio Tinto PLC (United Kingdom)	119,646	12,499,133
Rio Tinto, Ltd. (Australia)	111,458	12,994,194
		35,099,918

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	567,015	4,018,038

Oil & Gas (5.2%)
BP PLC (United Kingdom)	741,517	9,042,475
Statoil ASA (Norway)	149,150	4,612,151
Total SA (France)	389,568	32,284,758
		45,939,384

Pharmaceuticals (5.9%)
Astellas Pharma, Inc. (Japan)	291,100	12,736,908
Novartis AG (Switzerland)	189,724	10,327,163
Roche Holding AG (Switzerland)	34,210	5,887,778
Takeda Pharmaceutical Co., Ltd. (Japan)	102,900	6,032,810
Terumo Corp. (Japan)	228,600	12,078,217
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	94,100	4,373,768
		51,436,644

Power Producers (0.5%)
SembCorp Industries, Ltd. (Singapore)	1,136,800	4,540,968

Publishing (0.5%)
Schibsted ASA (Norway)	94,650	4,044,176

Retail (2.4%)
Tesco PLC (United Kingdom)	1,552,084	14,613,883
Woolworths, Ltd. (Australia)	202,912	6,014,404
		20,628,287

Schools (1.5%)
New Oriental Education & Technology Group ADR (China)
(NON)	118,300	9,533,797
Raffles Education Corp., Ltd. (Singapore)	1,779,000	3,743,491
		13,277,288

Software (1.2%)
Capcom Co., Ltd. (Japan)	185,200	4,755,386
Trend Micro, Inc. (Japan)	153,500	5,518,548
		10,273,934

Technology Services (0.8%)
United Internet AG (Germany)	281,655	6,779,968

Telecommunications (5.0%)
Carphone Warehouse Group PLC (The) (United Kingdom) (S)	1,165,127	7,925,010
Koninklijke (Royal) KPN NV (Netherlands)	289,492	5,228,241
NII Holdings, Inc. (NON)	57,700	2,788,064
StarHub, Ltd. (Singapore)	2,242,000	4,354,248
Telefonica SA (Spain)	574,761	18,548,623
Vodafone Group PLC (United Kingdom)	1,276,472	4,743,804
		43,587,990

Textiles (0.9%)
Gildan Activewear, Inc. (Canada) (NON)	181,800	7,497,625

Tobacco (1.9%)
BAT Industries PLC (United Kingdom)	234,190	9,195,287
Japan Tobacco, Inc. (Japan)	1,218	7,243,094
		16,438,381

Toys (0.8%)
Nintendo Co., Ltd. (Japan)	11,200	6,819,894

Transportation (0.5%)
DP World, Ltd. (United Arab Emirates) (NON)	1,068,283	1,271,257
DP World, Ltd. 144A (United Arab Emirates) (NON)	2,253,850	2,682,082

		3,953,339

Total common stocks (cost $762,510,145)		$871,527,195

SHORT-TERM INVESTMENTS (1.9%)(a)
	Principal
	amount/shares	Value

Short-term investment held as collateral for loaned
securities with a yield of 0.95% and a due date
of January 2, 2008 (d)	$7,473,993	$7,473,600
Putnam Prime Money Market Fund (e)	9,237,149	9,237,149

Total short-term investments (cost $16,710,749)		$16,710,749

TOTAL INVESTMENTS

Total investments (cost $779,220,894) (b)		$888,237,944

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $200,173,514) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$55,278,112	$56,265,112	1/16/08	$(987,000)
British Pound	5,815,624	5,952,514	3/19/08	(136,890)
Canadian Dollar	26,998,815	27,423,092	1/16/08	(424,277)
Euro	57,033,567	57,376,172	3/19/08	(342,605)
Japanese Yen	22,875,777	22,600,574	2/20/08	275,203
Norwegian Krone	20,888,491	20,672,555	3/19/08	215,936
Swedish Krona	7,314,210	7,354,556	3/19/08	(40,346)
Swiss Franc	2,565,962	2,528,939	3/19/08	37,023

Total				$(1,402,956)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $175,873,603) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,315,938	$4,327,679	1/16/08	$11,741
British Pound	11,662,544	11,782,687	3/19/08	120,143
Canadian Dollar	27,488,594	27,821,980	1/16/08	333,386
Euro	4,522,366	4,499,011	3/19/08	(23,355)
Japanese Yen	54,394,845	53,827,866	2/20/08	(566,979)
Norwegian Krone	2,407,508	2,398,990	3/19/08	(8,518)
Swedish Krona	11,288,230	11,344,977	3/19/08	56,747
Swiss Franc	59,484,946	59,870,413	3/19/08	385,467

Total				$308,632

NOTES

(a) Percentages indicated are based on net assets of $873,011,077.

(b) The aggregate identified cost on a tax basis is $779,652,909, resulting in gross unrealized appreciation and depreciation of $141,023,394 and $32,438,359, respectively, or net unrealized appreciation of $108,585,035.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2007, the value of securities loaned amounted to $7,100,573. The fund received cash collateral of $7,473,600 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $132,375 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $78,452,262 and $86,982,289, respectively.

(S) Securities on loan, in part or in entirety, at December 31, 2007.

At December 31, 2007, liquid assets totaling $23,839,946 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Australia	4.6%
Austria	0.5
Canada	5.5
China	2.6
Cyprus	0.9
Finland	2.4
France	8.3
Germany	8.1
Greece	1.3
Hong Kong	0.8
Israel	0.5
Italy	3.1
Japan	13.8
Netherlands	1.7
Norway	2.2
Portugal	1.0
Singapore	3.6
South Korea	3.7
Spain	5.0
Switzerland	10.7
United Arab Emirates	1.0
United Kingdom	16.6
United States	1.4
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At December 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008